8. Notes Payable and Accrued Intererst (December 2013 Note)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable and Accrued Intererst

As of December 31, 2013 and 2012, the Company had the following notes payable and accrued interest balances outstanding:

	12/31/2013	12/31/2012
Notes Payable
Debenture - $1,000,000 16% senior secured convertible (a)	$–	$1,000,000
Debt Discount - $1,000,000 16% senior secured convertible (a)	–	(485,147)
Reissued Debenture - $1,163,333 16% senior secured convertible (a)	–	–
Debt Discount - $1,163,333 16% senior secured convertible (a)	–	–
Bridge Notes - 12% convertible (b)	–	–
Total Notes Payable	–	514,853
Less: Current Portion	–	–
Long Term Portion	$–	$514,853

Accrued Interest
Debenture - $1,000,000 16% senior secured convertible issued June 27,2012 (a)	$–	$26,667
2006 Debenture - $2,500,000 Terminated July 2009 (c)	–	19,049
Bridge Notes - $530,000 12% convertible issued August 30, 2013 (b)	–	–
Accrued Interest	$–	$45,716

(a)	On June 27, 2012, the Company entered into a Securities Purchase Agreement whereby the Company issued and sold (i) a $1,000,000 16% senior secured convertible debenture due June 27, 2014 (the “Debenture”), and (ii) a common stock purchase warrant (the “Debenture Warrant”) to purchase up to 50,000 shares of the Company’s common stock. The initial closing of the Debenture and Warrant Transaction occurred on June 27, 2012 (“Original Issue Date”). The Company issued the Debenture and the Debenture Warrant for the purchase price of $1,000,000. The Debenture is convertible, in whole or in part, into shares of Common Stock upon notice by the holder to the Company, subject to certain conversion limitations set forth in the Debenture. The conversion price for the Debenture is $21.00 per share, subject to adjustments. Interest on the Debenture accrues at the rate of 16% annually and is payable quarterly on February 1, May 1, August 1 and November 1, beginning on November 1, 2012, on any redemption, conversion and at maturity. Interest is payable in cash or at the Company’s option in shares of the Company’s common stock; provided certain conditions are met.

On August 29, 2013, pursuant to an agreement between the Company and certain holders, the original Debenture was assigned and exchanged for an aggregate of $1,163,333 in new notes with the same provisions (the “Reissued Debenture”). The Reissued Debenture was recorded as a modification of debt in accordance with ASC 470-50-40-6 wherein $150,000 in prepayment fees and $13,333 in accrued but unpaid interest at the time of the exchange was added to the principal. The interest rate and maturity date were not changed. Commencing on December 27, 2013, the Company was to be obligated to redeem a certain amount under the Reissued Debentures on a quarterly basis, in an amount equal to $300,000 on each of December 27, 2013 and March 27, 2014 and $488,033 on June 27, 2014. At the assignment to new note holders, the conversion rate of the Reissued Debentures was changed to $1.212 per share.

On September 6, 2013, a holder of the Reissued Debenture issued notice of voluntary conversion for $75,000 of the issuance price reducing the aggregate amount of the outstanding debentures to $1,088,333. The Company issued 61,882 shares of common stock. In conjunction with this issuance there was a reduction in the derivative liability of $200,495, a reduction in the debt discount of $67,500, and a loss on the conversion was recorded in the amount of $67,376.

On November 15, 2013, the Company issued 929,444 shares of common stock to holders of its Reissued Debentures, in the aggregate principal amount of $1,088,333, plus accrued but unpaid interest in the aggregate amount of $38,141, in connection with the automatic conversion of the Debentures upon consummation of the Merger. In association with the conversion, the Company recognized a loss on the settlement of debt in the amount of $807,532, a reduction of the debt discount of $805,000, and a reduction of the derivative liability of $2,867,602.

For year ended December 31, 2013 compared to the same period of 2012, interest expense for the Debenture and Reissued Debenture was recorded in amounts of $144,808 and $81,333, respectively.

As of the date of issuance on June 27, 2012, a debt discount was recorded in the aggregate amount of $648,972 for the issuance of warrants and the derivative value of the convertible feature of the Debenture at inception.

As of June 27, 2012, the warrants were valued in the amount of $379,688, based on the Black-Scholes valuation using the following assumptions:

Risk-free interest rate	0.73%
Expected life in years	5
Dividend yield	0
Expected volatility	63.65%

As of June 27, 2012, the debt discount for the convertible feature of the debenture was valued in the amount of $269,284 using the Black-Scholes calculation with the following assumptions:

Risk-free interest rate	0.31%
Expected life in years	2
Dividend yield	0
Expected volatility	60.01%

On August 29, 2013, the date of assignment of the Debentures, a debt discount was recorded in the aggregate amount of $1,163,333 for the derivative value of the convertible feature of the Reissued Debenture upon the exchange date using the Black-Scholes calculation with the following assumptions:

Risk-free interest rate	0.14%
Expected life in years	.83
Dividend yield	0
Expected volatility	63.22%

Interest expense for the amortization of the debt discount for the convertible feature of the Debenture and Reissued Debenture is calculated on a straight-line basis over the remaining life of the debenture. For the year ended December 31, 2013, total accretion expense of the debt discount of the debentures was $983,607, resulting in a debt discount balance of $0. For the year December 31, 2012, accretion expense was recorded in the amount of $163,825 for a debt discount balance of $485,147.

(b)	On August 30, 2013, the Company issued 12% convertible notes to several parties with a maturity date of October 21, 2013 for an aggregate of $530,000 (“Bridge Notes”). The Bridge Notes have a stated conversion rate of $1.212 and can be voluntarily converted at any time by the holder and mandatorily by the Company upon certain conditions. Cash was received in the aggregate of $309,000. Four officers and directors of the Company converted outstanding salaries payable to the new notes in the aggregate of $221,000. At issuance, a debt discount of $530,000 was recorded. Costs related to the issuance of the Bridge Notes were recognized in 2013 totaling $30,715.

On November 15, 2013, the Company issued an aggregate of 448,613 shares of common stock to holders of the Company’s 12% convertible promissory notes in aggregate principal amount of $530,000 and accrued, but unpaid, interest of $13,719 in connection with the automatic conversion of the Bridge Notes upon consummation of the Merger. During 2013, total accretion of the debt discount was $530,000 resulting in a debt discount balance of $0. During 2013, interest expense associated with the non-related party holders of these notes totaled $7,999.

(c)	Debenture Interest accrued and unpaid for the 2006 issuance of $2.5 million in debentures (the “2006 Debentures”) is $0 as of December 31, 2013 and $19,049 as of December 31, 2012. Accrual of interest on this series of debentures was terminated effective July 24, 2009 in accordance with the conversion agreement upon establishment of a secondary trading market for our common stock. Subsequent to the conversion, additional interest on the debenture was erroneously accrued. Therefore, in 2013, in conjunction with the Merger, the Company discovered the error, and a $19,049 gain on settlement of debt was recorded to reduce the accrued interest balance to $0.